DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Aug. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2023	August 31, 2022

Deposits and Prepayment	20,777	61,270
Other receivables (Advances to suppliers)	596,730	770,396
Total	617,507	831,666